Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

14 Goodwill

The changes in goodwill in 2016 and 2015 were as follows:

	2016	2015
Balances as of January 1
Cost	9,414	2,328
Accumulated impairment	(186)	(207)

Book value	9,228	2,121
Changes in book value:
Acquisitions	14	7,464
Purchase accounting adjustments related to Freescale acquisition	(25)	—
Transfer to assets held for sale	(349)	(179)
Translation differences	(25)	(178)

Total changes	(385)	7,107
Balances as of December 31
Cost	9,029	9,414
Accumulated impairment	(186)	(186)

Book value	8,843	9,228

No goodwill impairment charges were required to be recognized in 2016 or 2015.

In 2016, goodwill includes $14 million related to an acquisition of a business for $200 million.

In 2015, goodwill includes the acquisitions of Freescale, Quintic’s Bluetooth Low Energy and Wearable businesses and Athena SCS Ltd.

Transfer to assets held for sale in 2016 includes our SP business, which closed in the first quarter of 2017. In 2015, transfer to assets held for sale includes our RF Power Business and Bipolar Power business, which were subsequently divested.

The fair value of the reporting units substantially exceeds the carrying value of the reporting units.

See note 23, “Segments and Geographical Information”, for goodwill by segment and note 3, “Acquisitions and Divestments”.